LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of right of use assets

	1 January				31 December
	2023	Additions	Remeasurement	Disposals	2023

Cost:
Buildings	1,131,394	224,339	—	—	1,355,733
Furniture and fixtures	570,126	8,074	—	(5,095)	573,105
Software and rights	170,583	1,329	—	—	171,912
Vehicles	314,982	20,239	—	—	335,221

Total	2,187,085	253,981	—	(5,095)	2,435,971

Accumulated amortization:
Buildings	(830,443)	(226,704)	—	—	(1,057,147)
Furniture and fixtures	(296,042)	(96,235)	—	4,226	(388,051)
Software and rights	(126,907)	(19,149)	—	—	(146,056)
Vehicles	(211,094)	(68,100)	—	—	(279,194)

Total	(1,464,486)	(410,188)	—	4,226	(1,870,448)

Net book value	722,599				565,523

	1 January				31 December
	2022	Additions	Remeasurement	Disposals	2022

Cost:
Buildings	914,206	216,493	695	—	1,131,394
Furniture and fixtures	510,056	60,070	—	—	570,126
Software and rights	170,583	—	—	—	170,583
Vehicles	240,333	74,649	—	—	314,982

Total	1,835,178	351,212	695	—	2,187,085

Accumulated amortization:
Buildings	(691,415)	(138,623)	(405)	—	(830,443)
Furniture and fixtures	(197,569)	(98,473)	—	—	(296,042)
Software and rights	(98,798)	(28,109)	—	—	(126,907)
Vehicles	(135,061)	(76,033)	—	—	(211,094)

Total	(1,122,843)	(341,238)	(405)	—	(1,464,486)

Net book value	712,335				722,599

Schedule of lease liabilities

	2023	2022

Short-term lease liabilities	154,573	259,375
Long-term lease liabilities	121,820	172,934

	276,393	432,309